Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Weighted-average Useful Lives of Structures and Machinery and Equipment
The following table details the weighted-average useful lives of structures and machinery and equipment by reporting segment (numbers in years):

	Structures	Machinery and equipment
Engine Products	29	16
Fastening Systems	27	17
Engineered Structures	29	20
Forged Wheels	27	18

	December 31, 2025	December 31, 2024
Land and land rights	$85	$84
Structures	1,134	1,025
Machinery and equipment	4,275	4,118
	5,494	5,227
Less: accumulated depreciation and amortization	3,236	3,150
	2,258	2,077
Construction work-in-progress	335	309
Properties, plants, and equipment, net	$2,593	$2,386

Schedule of Weighted-average Useful Lives of Software and Other Intangibles
The following table details the weighted-average useful lives of software and other intangible assets by reporting segment (numbers in years):

	Software	Other intangible assets
Engine Products	6	33
Fastening Systems	6	23
Engineered Structures	3	19
Forged Wheels	4	25